Schedule of Investments (unaudited) April 30, 2021	iShares® Evolved U.S. Technology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Advertising — 0.4%
Interpublic Group of Companies Inc. (The)	2,296	$72,898
Omnicom Group Inc.	1,131	93,036
Trade Desk Inc. (The), Class A(a)	315	229,733

		395,667

Aerospace & Defense — 0.0%
L3Harris Technologies Inc.	229	47,914

Banks — 0.1%
JPMorgan Chase & Co.	698	107,359

Biotechnology — 0.0%
Incyte Corp.(a)	401	34,237

Commercial Services — 4.9%
2U Inc.(a)(b)	273	10,715
Automatic Data Processing Inc.	2,454	458,873
Avalara Inc.(a)	508	71,989
Booz Allen Hamilton Holding Corp.	511	42,387
Chegg Inc.(a)	1,050	94,846
CoreLogic Inc.	351	27,975
CoStar Group Inc.(a)	236	201,645
Equifax Inc.	546	125,160
FleetCor Technologies Inc.(a)	390	112,211
Gartner Inc.(a)	624	122,229
Global Payments Inc.	1,284	275,585
IHS Markit Ltd.	1,756	188,910
Korn Ferry	312	21,182
LiveRamp Holdings Inc.(a)	52	2,547
MarketAxess Holdings Inc.	117	57,150
Moody’s Corp.	507	165,642
Nielsen Holdings PLC	1,324	33,961
Paylocity Holding Corp.(a)	385	74,397
PayPal Holdings Inc.(a)	6,402	1,679,181
Robert Half International Inc.	429	37,585
S&P Global Inc.	936	365,405
Sabre Corp.	1,209	18,111
Square Inc., Class A(a)	2,105	515,346
TransUnion	936	97,896
Verisk Analytics Inc.	585	110,097
WEX Inc.(a)	156	32,013

		4,943,038

Computers — 16.3%
Accenture PLC, Class A	3,860	1,119,284
Apple Inc.	90,958	11,957,339
CACI International Inc., Class A(a)	117	29,819
Cognizant Technology Solutions Corp., Class A	3,747	301,259
Cognyte Software Ltd.(a)(b)	468	12,229
Crowdstrike Holdings Inc., Class A(a)	1,596	332,782
Dell Technologies Inc., Class C(a)	1,560	153,395
DXC Technology Co.	2,184	71,875
EPAM Systems Inc.(a)	312	142,818
Fortinet Inc.(a)	1,248	254,879
Genpact Ltd.	897	42,634
Hewlett Packard Enterprise Co.	9,830	157,477
HP Inc.	6,429	219,293
International Business Machines Corp.	7,287	1,033,880
Lumentum Holdings Inc.(a)	234	19,902
NCR Corp.(a)	624	28,548
NetApp Inc.	2,108	157,446

Security	Shares	Value

Computers (continued)
Pure Storage Inc., Class A(a)	858	$17,349
Qualys Inc.(a)	312	31,624
Rapid7 Inc.(a)	511	41,519
Seagate Technology PLC	1,404	130,347
Varonis Systems Inc.(a)	1,083	57,345
Western Digital Corp.	1,872	132,219
Zscaler Inc.(a)	742	139,229

		16,584,491

Distribution & Wholesale — 0.1%
Copart Inc.(a)	468	58,271
KAR Auction Services Inc.	351	5,261

		63,532

Diversified Financial Services — 5.0%
Cboe Global Markets Inc.	390	40,704
Charles Schwab Corp. (The)	886	62,374
CME Group Inc.	1,326	267,839
Discover Financial Services	312	35,568
Interactive Brokers Group Inc., Class A	234	16,736
Intercontinental Exchange Inc.	2,262	266,260
Invesco Ltd.	860	23,220
Mastercard Inc., Class A	4,871	1,861,014
Nasdaq Inc.	429	69,301
SEI Investments Co.	468	28,754
Visa Inc., Class A	9,980	2,330,929
Western Union Co. (The)	1,521	39,181

		5,041,880

Electronics — 0.5%
Agilent Technologies Inc.	622	83,124
Allegion PLC	239	32,117
Coherent Inc.(a)	78	20,279
Flex Ltd.(a)	2,261	39,341
Garmin Ltd.	352	48,309
Keysight Technologies Inc.(a)	819	118,223
Mettler-Toledo International Inc.(a)	38	49,906
National Instruments Corp.	741	30,685
SYNNEX Corp.	156	18,907
Trimble Inc.(a)	1,014	83,148

		524,039

Energy - Alternate Sources — 0.2%
Enphase Energy Inc.(a)	552	76,866
SolarEdge Technologies Inc.(a)	210	55,343
Sunrun Inc.(a)	809	39,641

		171,850

Health Care - Products — 0.2%
10X Genomics Inc., Class A(a)	302	59,736
Align Technology Inc.(a)	244	145,309

		205,045

Health Care - Services — 0.3%
Charles River Laboratories International Inc.(a)	226	75,134
IQVIA Holdings Inc.(a)	429	100,682
Teladoc Health Inc.(a)	641	110,476

		286,292

Insurance — 0.4%
Aon PLC, Class A	508	127,731
Marsh & McLennan Companies Inc.	1,053	142,892
Willis Towers Watson PLC	346	89,566

		360,189

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Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Evolved U.S. Technology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet — 27.4%
Alphabet Inc., Class A(a)	2,138	$5,031,783
Alphabet Inc., Class C, NVS(a)	2,054	4,950,386
Amazon.com Inc.(a)	1,968	6,823,883
Anaplan Inc.(a)	1,048	62,513
Booking Holdings Inc.(a)	160	394,573
CDW Corp./DE	858	153,007
eBay Inc.	4,152	231,640
Etsy Inc.(a)	682	135,575
Expedia Group Inc.	507	89,349
F5 Networks Inc.(a)	507	94,687
Facebook Inc., Class A(a)	18,823	6,118,981
FireEye Inc.(a)	1,209	24,029
GoDaddy Inc., Class A(a)	897	77,878
Grubhub Inc.(a)	351	23,882
IAC/InterActiveCorp.(a)	418	105,950
Match Group Inc.(a)	1,198	186,445
MercadoLibre Inc.(a)	219	344,045
Netflix Inc.(a)	961	493,445
NortonLifeLock Inc.	3,859	83,393
Okta Inc.(a)	1,091	294,243
Palo Alto Networks Inc.(a)	780	275,644
Pinterest Inc., Class A(a)	2,164	143,625
Proofpoint Inc.(a)	429	73,835
Q2 Holdings Inc.(a)	388	40,360
Roku Inc.(a)	524	179,716
Snap Inc., Class A, NVS(a)(b)	6,634	410,114
Twitter Inc.(a)	4,486	247,717
Uber Technologies Inc.(a)	6,656	364,549
VeriSign Inc.(a)	698	152,701
Zendesk Inc.(a)	663	96,897
Zillow Group Inc., Class C, NVS(a)	546	71,045

		27,775,890

Leisure Time — 0.1%
Peloton Interactive Inc., Class A(a)	1,042	102,481

Machinery — 0.1%
Cognex Corp.	780	67,174
Rockwell Automation Inc.	156	41,224

		108,398

Manufacturing — 0.0%
Axon Enterprise Inc.(a)	327	49,576

Media — 0.1%
FactSet Research Systems Inc.	195	65,563

Office & Business Equipment — 0.1%
Zebra Technologies Corp., Class A(a)	312	152,175

Pharmaceuticals — 0.1%
Zoetis Inc.	311	53,812

Private Equity — 0.1%
Blackstone Group Inc. (The)	723	63,978

Real Estate — 0.1%
CBRE Group Inc., Class A(a)(b)	814	69,353
Jones Lang LaSalle Inc.(a)	156	29,314

		98,667

Real Estate Investment Trusts — 0.3%
Digital Realty Trust Inc.	738	113,881
Equinix Inc.	160	115,322

Security	Shares	Value

Real Estate Investment Trusts (continued)
Iron Mountain Inc.	1,053	$42,246

		271,449

Retail — 0.1%
Best Buy Co. Inc.	546	63,484
Carvana Co.(a)	262	74,738

		138,222

Semiconductors — 10.0%
Advanced Micro Devices Inc.(a)	8,013	654,021
Analog Devices Inc.	1,443	221,010
Applied Materials Inc.	3,363	446,304
Broadcom Inc.	1,984	905,101
Cree Inc.(a)	663	65,915
Intel Corp.	16,533	951,144
KLA Corp.	663	209,077
Lam Research Corp.	554	343,729
Lattice Semiconductor Corp.(a)	954	47,996
Marvell Technology Inc.	5,655	255,663
Maxim Integrated Products Inc.	1,599	150,306
Microchip Technology Inc.	1,248	187,562
Micron Technology Inc.(a)	5,975	514,268
Monolithic Power Systems Inc.	234	84,563
NVIDIA Corp.	4,976	2,987,491
ON Semiconductor Corp.(a)	2,105	82,095
Qorvo Inc.(a)	588	110,644
QUALCOMM Inc.	5,239	727,173
Silicon Laboratories Inc.(a)	273	38,479
Skyworks Solutions Inc.	863	156,488
Teradyne Inc.	892	111,571
Texas Instruments Inc.	3,826	690,631
Xilinx Inc.	1,638	209,598

		10,150,829

Software — 30.5%
ACI Worldwide Inc.(a)	780	29,468
Activision Blizzard Inc.	2,769	252,505
Adobe Inc.(a)	3,867	1,965,751
Akamai Technologies Inc.(a)	1,170	127,179
Alteryx Inc., Class A(a)	586	47,906
ANSYS Inc.(a)	546	199,650
Appian Corp.(a)	460	55,743
Aspen Technology Inc.(a)	390	51,028
Autodesk Inc.(a)	1,635	477,273
Black Knight Inc.(a)	546	39,541
Blackbaud Inc.(a)	351	24,963
Blackline Inc.(a)	624	72,421
Box Inc., Class A(a)	1,053	22,429
Broadridge Financial Solutions Inc.	546	86,612
Cadence Design Systems Inc.(a)	1,911	251,812
CDK Global Inc.	741	39,710
Ceridian HCM Holding Inc.(a)	1,091	103,078
Cerner Corp.	1,131	84,882
Citrix Systems Inc.	1,092	135,244
Cloudera Inc.(a)	897	11,383
Cloudflare Inc., Class A(a)	1,481	125,500
CommVault Systems Inc.(a)	351	24,398
Cornerstone OnDemand Inc.(a)	468	20,716
Coupa Software Inc.(a)	624	167,881
Datadog Inc., Class A(a)	1,579	135,431
DocuSign Inc.(a)	1,523	339,538
Dropbox Inc., Class A(a)	2,337	60,061

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Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Evolved U.S. Technology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Dynatrace Inc.(a)	1,763	$91,747
Elastic NV(a)	507	61,154
Electronic Arts Inc.	1,443	205,021
Everbridge Inc.(a)	352	46,714
Fair Isaac Corp.(a)	195	101,675
Fastly Inc., Class A(a)	574	36,661
Fidelity National Information Services Inc.	2,849	435,612
Fiserv Inc.(a)	3,381	406,126
Five9 Inc.(a)	583	109,587
Guidewire Software Inc.(a)	507	53,494
HubSpot Inc.(a)	393	206,895
Intuit Inc.	1,560	642,970
j2 Global Inc.(a)	273	33,033
Jack Henry & Associates Inc.	468	76,204
Manhattan Associates Inc.(a)	507	69,581
Microsoft Corp.	62,114	15,663,909
MongoDB Inc.(a)	388	115,414
MSCI Inc.	468	227,340
New Relic Inc.(a)	351	22,569
Nuance Communications Inc.(a)	2,458	130,692
Nutanix Inc., Class A(a)	1,753	47,401
Oracle Corp.	16,753	1,269,710
Paychex Inc.	1,792	174,702
Paycom Software Inc.(a)	351	134,928
Pegasystems Inc.	312	39,605
PTC Inc.(a)	936	122,560
RingCentral Inc., Class A(a)	542	172,871
Roper Technologies Inc.	116	51,787
SailPoint Technologies Holdings Inc.(a)	962	46,974
salesforce.com Inc.(a)	7,869	1,812,388
ServiceNow Inc.(a)	1,720	870,956
Slack Technologies Inc., Class A(a)	4,594	194,786
Smartsheet Inc., Class A(a)	1,174	69,618
Splunk Inc.(a)	1,448	183,056
SS&C Technologies Holdings Inc.	1,014	75,259
Synopsys Inc.(a)	1,092	269,790
Take-Two Interactive Software Inc.(a)	469	82,253
Twilio Inc., Class A(a)	1,089	400,534
Tyler Technologies Inc.(a)	234	99,417
Veeva Systems Inc., Class A(a)	1,042	294,313
Verint Systems Inc.(a)	468	22,731
VMware Inc., Class A(a)	624	100,358
Workday Inc., Class A(a)	1,484	366,548

Security	Shares	Value

Software (continued)
Zoom Video Communications Inc., Class A(a)	981	$313,498
Zynga Inc., Class A(a)	4,251	45,996

		30,950,540

Telecommunications — 1.9%
Arista Networks Inc.(a)	468	147,499
Ciena Corp.(a)	936	47,240
Cisco Systems Inc.	31,182	1,587,476
CommScope Holding Co. Inc.(a)	624	10,265
Juniper Networks Inc.	2,769	70,305
Motorola Solutions Inc.	624	117,499

		1,980,284

Transportation — 0.2%
Expeditors International of Washington Inc.	507	55,699
FedEx Corp.	355	103,060

		158,759

Total Common Stocks — 99.5% (Cost: $72,340,109)		100,886,156

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	511,163	511,419
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	550,000	550,000

		1,061,419

Total Short-Term Investments — 1.0% (Cost: $1,061,425)		1,061,419

Total Investments in Securities — 100.5% (Cost: $73,401,534)		101,947,575

Other Assets, Less Liabilities — (0.5)%		(505,062)

Net Assets — 100.0%		$101,442,513

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

3

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Evolved U.S. Technology ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$78,048	$433,521	(a)	$—	$(10)	$(140)	$511,419	511,163	$568	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	480,000	70,000	(a)	—	—	—	550,000	550,000	707		—

					$(10)	$(140)	$1,061,419		$1,275		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$100,886,156	$—	$—	$100,886,156
Money Market Funds	1,061,419	—	—	1,061,419

	$101,947,575	$—	$—	$101,947,575

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

4